Financial Liabilities (Non-Current and Current) - Summary of Changes in Bonds (Parenthetical) (Detail) - 12 months ended Dec. 31, 2018 € in Millions, $ in Millions	EUR (€)	USD ($)
Telecom Italia S.p.A. [member]
Disclosure of detailed information about borrowings [line items]
Bonds buybacks value | €	€ 157
Bonds with 2.875% interest maturing January 28, 2026 [member] | Telecom Italia S.p.A. [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	2.875%	2.875%
Bonds maturity date	Jan. 28, 2026	Jan. 28, 2026
Bonds with 4.750% interest [member] | Telecom Italia S.p.A. [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	4.75%	4.75%
Bonds with 6.999% interest [member] | Telecom Italia S.p.A. [member]
Disclosure of detailed information about borrowings [line items]
Bonds interest rate	6.999%	6.999%
Bonds with 6.999% interest [member] | Telecom Italia Capital S.A. [member]
Disclosure of detailed information about borrowings [line items]
Bonds buybacks value | $		$ 323